Equity - Schedule of Common Shares (Parentheticals) (Details) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Before Stock Split [Member]
Schedule of Common Shares [Line Items]
Common shares – par value	$ 0.01	$ 0.01
Employee Incentive Plan (Before Stock Split) [Member]
Schedule of Common Shares [Line Items]
Common shares – par value	0.01	0.01
Net Reverse Stock Split [Member]
Schedule of Common Shares [Line Items]
Common shares – par value	$ 0.01	$ 0.01